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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: __________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Credit Opportunities Investors (Offshore) IV, L.P.*

Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116



Form 13F File Number: 28-14553

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan S. Lavine

Title: Managing member of Sankaty Credit Member (Offshore), Ltd., which is the managing member of Sankaty Credit Opportunities Investors (Offshore) IV, Ltd.

Phone:   (617) 516-2000


Signature, Place, and Date of Signing:

/s/ Jonathan S. Lavine            Boston, MA                  2/14/2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

*The report on Form 13F for the period ended December 31, 2011 for Sankaty Credit Opportunities Investors (Offshore) IV, L.P. (the "Fund"), is being filed by Sankaty Advisors, LLC. Sankaty Credit Member (Offshore), Ltd., is the general partner of Sankaty Credit Opportunities Investors (Offshore) IV, L.P. Jonathan S. Lavine is the managing member of Sankaty Credit Member (Offshore), Ltd. and the manager of Sankaty Advisors, LLC.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name

    28-11314                   Sankaty Advisors, LLC

    28-14552                   Sankaty Credit Member (Offshore), Ltd.